Exit Costs Related to Office Space (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Reconciliation of the beginning and ending lease liability balance
Beginning lease liability	$ 71	$ 264
Less: Lease payments	(59)	(182)
Less: Change in liability resulting from sublet space	(12)	(22)
Add: Accretion expense		11
Lease liability ending balance		$ 71